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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2010

Date of Reporting Period:	January 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—91.9%
$1,000	Assoc. of Bay Area Gov’t Finance Auth. For Nonprofit Corps., Channing House, CP, 5.375%, 2/15/19	NR/BBB-	$962,940
1,000	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Poway Housing, Inc. Project, 5.375%, 11/15/25, Ser. A (CA Mtg. Ins.)	NR/A-	1,000,480
10,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F1	Aa3/AA	10,187,200
5,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	Aa3/A+	5,474,750
650	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA-	655,596
720	City & Cnty. of San Francisco Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31, Ser. B	NR/NR	661,709
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
350	5.85%, 8/1/33, Ser. A	NR/NR	342,570
2,150	Pleasant Hill, 5.125%, 8/1/19	NR/BBB	2,111,214
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC-NPFGC)	A2/AA-	3,636,163
5,000	Desert Community College Dist., GO, 5.00%, 8/1/37, Ser. C (AGM)	Aa3/AAA	5,037,250
310	Dublin Unified School Dist., GO, zero coupon, 8/1/23, Ser. E	A1/AA-	138,204
6,300	Eastern Municipal Water Dist., CP, 5.00%, 7/1/35, Ser. H	Aa3/AA	6,425,433
	Educational Facs. Auth. Rev.,
	Claremont McKenna College,
1,400	5.00%, 1/1/39	Aa2/NR	1,424,108
10,200	5.00%, 1/1/39 (h)	Aa2/NR	10,375,644
	Univ. of Southern California, Ser. A,
5,000	5.00%, 10/1/38	Aa1/AA+	5,152,800
10,000	5.00%, 10/1/39 (h)	Aa1/AA+	10,347,500
2,975	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	Aa3/AAA	3,092,899
10,790	El Monte, Department of Public Social Services Fac., CP (AMBAC), 4.75%, 6/1/30	A3/A+	10,434,146
14,425	Phase II, 5.25%, 1/1/34	A3/NR	14,466,256
1,000	Folsom Redev. Agcy., Tax Allocation, 5.50%, 8/1/36	NR/A	920,430
	Fremont Community Dist. No. 1, Special Tax,
165	6.00%, 9/1/18	NR/NR	157,646
505	6.00%, 9/1/19	NR/NR	476,276
3,500	6.30%, 9/1/31	NR/NR	3,249,890
	Golden State Tobacco Securitization Corp. Rev.,
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,038,720
3,000	5.00%, 6/1/35, Ser. A (FGIC)	Baa2/BBB+	2,662,650
6,000	5.00%, 6/1/38, Ser. A (FGIC)	Baa2/BBB+	5,114,520
1,600	5.00%, 6/1/45 (AMBAC-TCRS)	Baa2/A-	1,312,048
500	Hartnell Community College Dist., GO, zero coupon, 8/1/34, Ser. D	A1/AA-	222,950
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
4,630	5.00%, 3/1/33	NR/A	4,252,099
2,000	5.75%, 9/1/39	NR/A	2,008,660
	Catholic Healthcare West, Ser. A,
1,875	5.00%, 7/1/18	A2/A	1,880,081
570	5.00%, 7/1/28	A2/A	552,188
2,000	6.00%, 7/1/34	A2/A	2,105,660
4,000	6.00%, 7/1/39	A2/A	4,232,520
1,000	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	1,059,070
5,315	Northern California Presbyterian, 5.125%, 7/1/18	NR/BBB+	5,216,991
1,450	Scripps Health, 5.00%, 11/15/36, Ser. A (d)	A1/AA-	1,411,691

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$10,590	Kern Cnty., Capital Improvements Projects, CP, 5.75%, 8/1/35, Ser. A (AGC)	Aa3/AAA	$10,996,444
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	WR/A+	2,968,710
10,000	5.10%, 9/1/31	WR/A+	9,199,700
1,000	5.125%, 9/1/32	WR/A+	902,770
500	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	531,690
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges, 6.125%, 9/2/27	NR/NR	1,365,174
	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, Ser. A,
1,000	5.50%, 11/15/27	A2/A	987,630
3,900	5.50%, 11/15/37	A2/A	3,677,622
	Los Angeles Department of Water & Power Rev.,
5,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	Aa3/AAA	5,068,850
3,930	5.125%, 7/1/41, Ser. A	Aa3/AA	3,932,201
3,000	5.375%, 7/1/34, Ser. A (h)	Aa3/AA	3,186,300
7,000	5.375%, 7/1/38, Ser. A (h)	Aa3/AA	7,392,630
	Los Angeles Unified School Dist., GO,
10,000	5.00%, 7/1/29, Ser. I (h)	Aa3/AA-	10,263,900
13,000	5.00%, 1/1/34, Ser. I	Aa3/AA-	12,981,410
5,000	5.00%, 1/1/34, Ser. I (h)	Aa3/AA-	4,992,850
250	5.30%, 1/1/34, Ser. D	Aa3/AA-	255,375
700	Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A	NR/AA+	702,051
200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	210,894
2,900	Municipal Finance Auth. Rev., Biola Univ., 5.875%, 10/1/34	Baa1/NR	2,940,803
5,000	Orange Cnty. Sanitation Dist., CP, 5.00%, 2/1/39, Ser. A	NR/AAA	5,086,950
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,102,658
2,145	Patterson Public Financing Auth. Rev., Waste Water Systems Project, 5.50%, 6/1/39 (AGC)	NR/AAA	2,174,494
1,250	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	NR/AA-	1,219,862
	Riverside, Special Assessment, Riverwalk Assessment Dist.,
500	6.15%, 9/2/19	NR/NR	496,760
1,350	6.375%, 9/2/26	NR/NR	1,352,282
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (NPFGC)	A2/AA-	8,215,472
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	549,442
	San Diego Cnty. Water Auth., CP, Ser. A,
1,000	5.00%, 5/1/32 (NPFGC)	Aa3/AA+	1,013,360
6,250	5.00%, 5/1/38 (AGM)	Aa3/AAA	6,355,125
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	2,065,120
3,285	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	3,373,366
5,000	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGC)	Aa2/AAA	5,125,350
880	San Francisco Bay Area Rapid Transit Dist. Rev., 5.125%, 7/1/36 (AMBAC)	Aa3/AA+	885,007
5,065	San Joaquin Cnty., General Hospital Project, CP, 5.00%, 9/1/20 (NPFGC)	A2/A	5,100,658
	San Joaquin Hills Transportation Corridor Agcy. Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB-	4,350,400
5,000	5.70%, 1/15/19	Ba2/BB-	4,850,050
230	San Jose, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	225,269

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19, Ser. C	NR/BBB	$605,166
1,815	Santa Clara, Central Park Library Project, CP, 5.00%, 2/1/32 (AMBAC)	Aa3/AA	1,827,524
3,500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	3,642,415
1,300	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A2/A	1,405,781
	State Public Works Board Rev.,
2,000	5.75%, 10/1/30, Ser. G-1	Baa2/BBB+	1,947,980
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	A1/BBB+	2,030,740
2,000	Regents Univ., 5.00%, 4/1/34, Ser. E	Aa2/AA-	1,995,700
	State, GO,
5,885	5.00%, 9/1/35	Baa1/A-	5,260,190
3,000	5.00%, 12/1/37	Baa1/A-	2,652,960
8,000	6.00%, 4/1/38	Baa1/A-	8,111,760
900	Statewide Communities Dev. Auth. Rev.,
	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	702,684
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	A2/A	1,009,630
5,215	Gross-Gillispie School, 6.625%, 10/1/31	NR/NR	4,760,461
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30, Ser. A (CA Mtg. Ins.)	NR/A-	14,529,895
8,000	The Internext Group, CP, 5.375%, 4/1/30	NR/BBB	7,254,160
1,000	Kaiser Permanente, 5.25%, 3/1/45, Ser. B	NR/A+	936,300
3,000	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A-	2,789,340
	Methodist Hospital Project (FHA),
2,100	6.625%, 8/1/29	Aa2/AA	2,374,113
7,700	6.75%, 2/1/38	Aa2/AA	8,652,952
	St. Joseph,
100	5.125%, 7/1/24 (NPFGC)	A1/AA-	100,640
3,200	5.75%, 7/1/47, Ser. A (FGIC)	A1/AA-	3,272,576
2,325	St. Marks School, 6.75%, 6/1/28 (a)(b)(i) (acquisition cost—$2,325,000; purchased 7/3/01)	NR/NR	2,343,065
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	4,014,880
910	Windrush School, 5.50%, 7/1/37	NR/NR	700,627
2,000	Turlock, Emanuel Medical Center, CP, 5.50%, 10/15/37, Ser. B	NR/BBB	1,753,660
	Tustin Unified School Dist., Special Tax, Ser. B,
2,345	5.50%, 9/1/22	NR/NR	2,301,125
2,520	5.60%, 9/1/29	NR/NR	2,339,014
2,000	5.625%, 9/1/32	NR/NR	1,800,700
	Univ. of California Rev.,
8,000	4.75%, 5/15/35, Ser. F (AGM) (h)	Aa1/AAA	7,987,760
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aa1/AA	10,180,900
1,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	1,010,630
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	1,010,190
1,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	NR/AA-	397,120

	Total California Municipal Bonds & Notes (cost—$374,569,885)		383,602,219

PIMCO California Municipal Income Fund Schedule of Investments
January 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

OTHER MUNICIPAL BONDS & NOTES—3.8%
	Illinois—0.7%
$2,760	Finance Auth. Rev., Univ. of Chicago, 5.00%, 7/1/33, Ser. A	Aa1/AA	$2,824,115

	Iowa—1.8%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,548,816

	Louisiana—0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,637,685

	New York—0.1%
450	New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (h)	Aa2/AAA	460,814

	Puerto Rico—0.7%
3,000	Sales Tax Financing Corp. Rev., 5.50%, 8/1/42, Ser. A (d)	A2/A+	2,982,000

	South Carolina—0.1%
340	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	425,874

	Total Other Municipal Bonds & Notes (cost—$16,764,182)		15,879,304

OTHER VARIABLE RATE NOTES (a)(c)(e)—1.6%
	Illinois—1.6%
6,670	Chicago Water Rev., 11.418%, 5/1/14, Ser. 1419 (AMBAC) (cost—$6,937,200)	NR/AA-	6,885,174

CALIFORNIA VARIABLE RATE NOTES (a)(e)—0.4%
1,670	Sacramento Regional Cnty. Sanitation Dist. Rev., 11.448%, 8/1/13, Ser. 1034 (NPFGC) (cost—$1,834,051)	NR/AA	1,824,842

SHORT-TERM INVESTMENTS—2.3%
Corporate Notes (g)—2.0%
	Financial Services—2.0%
7,800	American General Finance Corp., 4.625%, 9/1/10	B2/BB+	7,620,460
500	International Lease Finance Corp., 0.482%, 5/24/10, FRN	B1/BB+	490,166

	Total Corporate Notes (cost—$7,012,376)		8,110,626

California Variable Rate Demand Notes (e)(f)—0.3%
500	Los Angeles Cnty. Metropolitan Transportation Auth. Rev., 0.18%, 2/1/10, Ser. A2	NR/A-1+	500,000
600	Pacific Gas & Electric, 0.16%, 2/1/10, Ser. F	NR/A-1+	600,000
200	Pollution Control Financing Auth. Rev., 0.16%, 2/1/10, Ser. E	NR/A-1+	200,000

	Total California Variable Rate Demand Notes (cost—$1,300,000)		1,300,000

	Total Short-Term Investments (cost—$8,312,376)		9,410,626

	Total Investments (cost—$408,417,694)—100.0%		$417,602,165

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,053,081, representing 2.6% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery. To be settled/delivered after January 31, 2010.

(e)	Variable Rate Notes—Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2010.

(f)	Maturity date shown is date of next put.

(g)	All or partial amount segregated as collateral for reverse repurchase agreements.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Restricted. The aggregate acquisition cost of this security is $2,325,000. The aggregate market value of $2,343,065 is approximately 0.6% of total investments.
Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.—insured by California Mortgage Insurance
CA St. Mtg.—insured by California State Mortgage
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2010.
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating

Other Investments:
Open reverse repurchase agreements at January 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	1/6/10	2/9/10	$7,250,774	$7,247,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended January 31, 2010 was $8,742,562 at a weighted average interest rate of 0.77%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at January 31, 2010 was $8,110,626.
The Fund received $208,517 in principal value of U.S. government agency securities as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at January 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	1/31/10

Investments in Securities — Assets
California Municipal Bonds & Notes	—	$383,602,219	—	$383,602,219
Other Municipal Bonds & Notes	—	15,879,304	—	15,879,304
Other Variable Rate Notes	—	6,885,174	—	6,885,174
California Variable Rate Notes	—	1,824,842	—	1,824,842
Short-Term Investments	—	9,410,626	—	9,410,626

Total Investments	—	$417,602,165	—	$417,602,165

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures About Fair Value Measurements” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO California Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 22, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 22, 2010
By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 22, 2010